Non-current bank credit lines and loan facilities - Narrative (Details)	Sep. 27, 2021 USD ($)	Jul. 01, 2021 USD ($)	Dec. 08, 2020 USD ($) tranche	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Total debt				$ 6,001,213,000	$ 350,000,000
Number of tranches | tranche			2
Debt at fair value				6,035,100,000
Senior Secured Notes
Debt Instrument [Line Items]
Amortization rate of debt instrument		2.875%
Term loan
Debt Instrument [Line Items]
Repayments of secured debt	$ 13,800,000
Term loan | Secured debt
Debt Instrument [Line Items]
Debt discount				27,600,000
Line of credit facility, principal amount		$ 5,515,000,000
Amortization rate of debt instrument		1.00%
Total debt				5,501,213,000	0
Periodic interest payment	$ 40,400,000
Term loan | Secured debt | Variable rate component one | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate		1.50%
Term loan | Secured debt | Variable rate component two
Debt Instrument [Line Items]
First lien net leverage ratio		4.00
Term loan | Secured debt | Variable rate component two | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate		2.50%
Variable rate, step down percentage		0.25%
Variable rate floor percentage		0.50%
Revolving loan facility | Line of credit | Revolving loan facility
Debt Instrument [Line Items]
Line of credit facility, principal amount		$ 300,000,000
Total debt				$ 0
Revolving loan facility | Line of credit | Revolving loan facility | Variable rate component one | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate		0.60%
Revolving loan facility | Line of credit | Revolving loan facility | Variable rate component one | Base rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Revolving loan facility | Line of credit | Revolving loan facility | Variable rate component one | Base rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate		0.25%
Revolving loan facility | Line of credit | Revolving loan facility | Variable rate component two | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate		1.60%
Revolving loan facility | Line of credit | Revolving loan facility | Variable rate component two | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate		2.00%
Revolving loan facility | Line of credit | Revolving loan facility | Variable rate component two | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate		1.25%
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Amortization rate of debt instrument				2.875%
Total debt				$ 500,000,000	0
Debt instrument, principal amount		$ 500,000,000
Senior Notes 2020 | 2020 Senior Notes
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 350,000,000
Effective interest rate			2.41%
Repayments of long-term debt		$ 364,000,000
Series A notes | 2020 Senior Notes
Debt Instrument [Line Items]
Amortization rate of debt instrument			2.32%
Total debt			$ 275,000,000	0	275,000,000
Series B notes | 2020 Senior Notes
Debt Instrument [Line Items]
Amortization rate of debt instrument			2.43%
Total debt				$ 0	$ 75,000,000
Debt instrument, principal amount			$ 75,000,000